Restatement Actech Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2018
Restatement Actech balance sheet [Abstract]
Restatement Actech balance sheet [text block]
	As of December 31, 2017
Restatement impact on statement of financial position in 000€	As previously reported	IFRS 3 ACTECH	As restated
Assets
Non-current assets
Goodwill	18,447	(895)	17,552
Intangible assets	28,646	(46)	28,600
Property, plant & equipment	86,881	184	87,065
Investments in joint ventures	31	−	31
Deferred tax assets	304	−	304
Other non-current assets	3,667	−	3,667
Total non-current assets	137,976	(757)	137,219
Current assets
Inventories and contracts in progress	11,594	(567)	11,027
Trade receivables	35,582	−	35,582
Other current assets	9,212	(1,537)	7,675
Cash and cash equivalents	43,175	−	43,175
Total current assets	99,563	(2,104)	97,459
Total assets	237,539	(2,861)	234,678
Equity and liabilities
Equity
Share capital	2,729	−	2,729
Share premium	79,839	−	79,839
Consolidated reserves	(3,250)	(461)	(3,711)
Other comprehensive loss	(1,803)	−	(1,803)
Equity attributable to the owners of the parent	77,515	(461)	77,054
Total equity	77,515	(461)	77,054
Non-current liabilities
Loans & borrowings	81,788	−	81,788
Deferred tax liabilities	7,006	409	7,415
Deferred income	5,040	(1,272)	3,768
Other non-current liabilities	1,904	−	1,904
Total non-current liabilities	95,738	(863)	94,875
Current liabilities
Loans & borrowings	12,769	−	12,769
Trade payables	15,670	−	15,670
Tax payables	3,560	(1,537)	2,023
Deferred income	18,791	−	18,791
Other current liabilities	13,496	−	13,496
Total current liabilities	64,286	(1,537)	62,749
Total equity and liabilities	237,539	(2,861)	234,678